Investments	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Investments

Note 3: Investments

Debt Securities

The amortized cost, gross unrealized gains and losses, and estimated fair values, as reported on the balance sheet, of debt securities at December 31, 2019 are as follows:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$8,739	$454	$—	$9,193
Domestic corporate securities	16,478	757	—	17,235
Residential mortgage-backed securities	3,217	17	—	3,234
Other structured securities	2,001	—	—	2,001
Foreign corporate securities	3,999	82	—	4,081

Total debt securities	$34,434	$1,310	$—	$35,744

The amortized cost, gross unrealized gains and losses, and estimated fair values, as reported on the balance sheet, of debt securities at December 31, 2018 are as follows:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$8,744	$—	$(521)	$8,223
Domestic corporate securities	16,476	188	(9)	16,655
Residential mortgage-backed securities	639	14	—	653
Foreign corporate securities	3,997	44	(3)	4,038

Total debt securities	$29,856	$246	$(533)	$29,569

No investments were non-income producing during the years ended December 31, 2019 or 2018.

The amortized cost and estimated fair values of investments in debt securities at December 31, 2019, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Because of the potential for prepayment on residential mortgage-backed securities, such securities have not been displayed in the table below by contractual maturity.

	Amortized	Estimated
	Cost	Fair Value

Due in one year or less	$6,495	$6,554
Due after one year through five years	10,990	11,511
Due after five years through ten years	2,993	3,250
Due after ten years	8,738	9,194
Residential mortgage-backed securities	3,217	3,234
Other structured securities	2,001	2,001

Total debt securities	$34,434	$35,744

Net Investment Income

Sources of investment income for the years ended December 31 are summarized as follows:

	2019	2018	2017

Gross investment income:
Debt securities	$1,022	$368	$321
Cash and cash equivalents	709	452	217

Total gross investment income	1,731	820	538
Investment expenses	(54)	(58)	(21)

Net investment income	$1,677	$762	$517

Net Realized Investment Gains

Proceeds from the sale of debt securities were $338 and $651 in 2019 and 2018, respectively. There were no sales or transfers of debt securities in 2017 that resulted in a realized investment gain or loss.

Other-Than-Temporary Investment Impairments

Investment securities are reviewed for OTTI on an ongoing basis. The Company creates a watchlist of securities based largely on the fair value of an investment security relative to its cost basis. When the fair value drops below the Company’s cost, the Company monitors the security for OTTI. The determination of OTTI requires significant judgment on the part of the Company and depends on several factors, including, but not limited to:

●	The existence of any plans to sell the investment security.
●	The extent to which fair value is less than book value.
●	The underlying reason for the decline in fair value (credit concerns, interest rates, etc.).
●	The financial condition and near term prospects of the issuer/borrower, including the ability to meet contractual obligations, relevant industry trends and conditions.
●	The Company’s intent and ability to retain the investment for a period of time sufficient to allow for an anticipated recovery in fair value.
●	The Company’s ability to recover all amounts due according to the contractual terms of the agreements.
●	The Company’s collateral position in the case of bankruptcy or restructuring.

A debt security is considered other-than-temporarily impaired when the fair value is less than the amortized cost basis and its value is not expected to recover through the Company's anticipated holding period of the security. If a credit loss exists, but the Company does not intend to sell the impaired debt security and is not more likely than not to be required to sell before recovery, it is required to bifurcate the impairment into the loss that is attributable to credit and non-credit related risk. The credit portion of the OTTI is the difference between the present value of the expected future cash flows and amortized cost. Only the estimated credit loss amount is recognized in earnings, with the remainder of the loss amount recognized in other comprehensive income (loss). If the Company intends to sell, at the time this determination is made, the Company records a realized loss equal to the difference between the amortized cost and fair value. The fair value of the other-than-temporarily impaired security becomes its new cost basis. In determining whether an unrealized loss is expected to be other than temporary, the Company considers, among other factors, any plans to sell the security, the severity of impairment, financial position of the issuer, recent events affecting the issuer’s business and industry sector, credit ratings, and the ability of the Company to hold the investment until the fair value has recovered at least its cost basis.

For securitized debt securities, the Company considers factors including residential property changes in value that vary by property type and location and average cumulative collateral loss rates that vary by vintage year. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral.

For certain securitized financial assets with contractual cash flows, the Company is required to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an OTTI charge is recognized. The Company also considers its intent and ability to retain a temporarily impaired security until recovery. Estimating future cash flows involves judgment and includes both quantitative and qualitative factors. Such determinations incorporate various information and assessments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Management has completed a review for other-than-temporarily impaired securities at December 31, 2019, 2018 and 2017 and recorded no OTTI. As a result of the subjective nature of these estimates, however, provisions may subsequently be determined to be necessary as new facts emerge and a greater understanding of economic trends develops. Consistent with the Company’s practices, OTTI will be recorded as appropriate and as determined by the Company’s regular monitoring procedures of additional facts.

Net Unrealized Investment Gains (Losses)

The components of net unrealized investment gains (losses) included in accumulated other comprehensive income (loss) at December 31 were as follows:

	2019	2018	2017

Debt securities	$1,310	$(287)	$17
Deferred income taxes	(275)	61	(6)

Net unrealized investment gains (losses)	$1,035	$(226)	$11

At December 31, 2019, the Company owned no securities in an unrealized investment loss position under or over 12 months.

At December 31, 2018, the Company owned three debt securities with a fair value of $10,209 in an unrealized investment loss position. Of these, one with a fair value of $8,223 had been in an unrealized loss position for twelve or more months. There was $521 in an unrealized loss position for debt securities with a loss period 12 months or greater, which represents a 6.0% price impairment. The remaining two securities had a fair value of $1,986 and had been in an unrealized loss for under 12 months. There was $12 in an unrealized loss for debt securities with a loss period less than 12 months, which represents a 0.6% price impairment. The total fair value of debt securities, which reflect an unrealized loss at December 31, 2018 and which are rated investment grade, is $10,209 or 100.0% of the total fair value of all debt securities which reflect an unrealized loss at December 31, 2018. For these purposes investment grade is defined by the Company to be securities rated BBB or greater.

Embedded Derivatives

The Company issues single premium deferred index annuity, single premium deferred modified guaranteed index annuity and flexible premium variable and index linked deferred annuity contracts that contain embedded derivatives. Such embedded derivatives are separated from their host contracts and recorded at fair value. The following table presents the fair value of embedded derivatives, which are reported as part of policyholder account balances in the consolidated balance sheets, as of December 31:

	2019	2018

Single premium deferred index annuities	$799,912	$456,088
Flexible premium variable and index linked deferred annuities	147,328	68,090
Single premium deferred modified guaranteed index annuities	4,762	—

Total embedded derivatives	$952,002	$524,178

The increase (decrease) in fair value related to embedded derivatives from the date of deposit was $295,733, ($45,101) and $136,078 for the years ended December 31, 2019, 2018 and 2017, respectively. Because the Company has entered into an agreement with CMFG Life to cede 100% of this business, these amounts are ceded and do not impact the statement of operations and comprehensive income (loss).

Assets Designated/Securities on Deposit

Iowa law requires that assets equal to a life insurer’s “legal reserve” must be designated for the Iowa Department of Commerce, Insurance Division. The legal reserve is equal to the net present value of all outstanding policies and contracts involving life contingencies. At December 31, 2019 and 2018, debt securities and cash with a carrying value of $33,566 and $27,621, respectively, were accordingly designated for Iowa. Other regulatory jurisdictions require cash and securities to be deposited for the benefit of policyholders. Pursuant to these requirements, securities with a fair value of $2,227 and $1,998 were on deposit with other regulatory jurisdictions as of December 31, 2019 and 2018, respectively.